Servicer and Protective Advances, Net - Activity in the Allowance for Uncollectible Advances (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Uncategorized [Abstract]
Balance at beginning of period	$ 52,238	$ 24,114	$ 24,114	$ 17,408	$ 14,156
Provision for uncollectible advances	33,815	10,794	37,993	13,199	6,225
Charge-offs, net of recoveries and other			(9,869)	(6,493)	(2,973)
Balance at end of period	$ 79,972		$ 52,238	$ 24,114	$ 17,408